Trade and Other Receivables, Prepayments and Contract Assets - Changes in Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets [Roll Forward]
Contract assets at beginning of period	$ 2,378	$ 1,541
Revenues recognized but not billed	3,444	1,511
Amounts reclassified to trade receivable	(1,338)	(674)
Contract assets at end of period	$ 4,484	$ 2,378